Financial Assets And Financial Liabilities - Summary Of Loans And Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current
Loans and borrowings	€ 44,359	€ 17,577
Derivative warrant liabilities
Lease liabilities	24,657	18,172
Put option liability		3,776
Total	69,016	39,525
Current
Loans and borrowings	89,268	33,769
Derivative warrant liabilities	5,834	83,252
Lease liabilities	2,644	1,537
Put option liability
Total	€ 97,746	€ 118,558